Market Risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Market Risk Exposure [Abstract]
Summary of Key Non-Traded Market Risks	Our non-traded market risk categories are:

Category	Description
Interest rate risk
Interest rate risk mainly consists of yield curve risk, which arises from timing mismatches in the repricing of fixed and variable rate assets, liabilities and off-balance sheet instruments. It also includes margin compression risk, which arises when we are unable to reprice our deposits in line with our assets.

Spread risk
Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other Comprehensive Income or through profit and loss) is affected by changes in the credit spreads. These spreads represent the difference between the discount rate used to value the asset or liability, and the corresponding underlying interest rate curve.

Foreign exchange risk
Our banking business is mainly conducted in sterling, so we have limited exposure to foreign exchange risk. Where exposure does arise from activities such as raising money in foreign currencies and holding high quality foreign currency bonds in the eligible liquidity pool, we buy or sell relevant currencies and use derivatives to manage the exposure to within low limits. For more on this, see ‘Wholesale Funding’ in the ‘Liquidity Risk’
section.

Income statement volatility risk
Most of the assets and liabilities in our banking book are measured at amortised cost. However, we sometimes use derivatives to manage their risk profiles. As all derivatives are accounted for at fair value, differences in their accounting treatment can create volatility in the Income Statement, even when the derivative serves as an economic hedge of the underlying asset or liability.

Summary of NII and EVE Sensitivities Measurement

Net Interest Income (NII) sensitivity
–NII sensitivity is an income-based measure used to forecast the changes to interest income and interest expense under different rate scenarios. It shows the combined impact on net interest income over a given period – typically 12 or 36 months.

–We calculate NII sensitivity as the change in NII for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

EVE sensitivity
–EVE sensitivity measures the change in the net present value of all the interest rate sensitive items in the banking book balance sheet for a defined set of instantaneous parallel and non-parallel yield curve shifts.

Summary of Detailed Information about VaR	Value at Risk (VaR) (audited)

VaR
–VaR estimates possible losses from market changes under normal (non-stressed) conditions.
–We use a historical simulation approach based on two years of historical daily price movements, and reported at a 99% confidence level.

Summary of NII and EVE Sensitivity of Interest Rate Risk	The table below shows how our net interest income would be affected by a 100bps parallel shift (both up and down) applied instantaneously to the yield curve at
31 December 2025 and 31 December 2024. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable.

	2025		2024
	+100bps	-100bps	+100bps	-100bps
	£m	£m	£m	£m
NII sensitivity (audited)[1]	281	(195)	167	(201)
EVE sensitivity	(449)	540	(496)	425
1Based on modelling assumptions of repricing behaviour.